Note 4 - Summary of Vessels (Details) - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Vessels [Member]
Costs	$ 124,748,377
Accumulated Depreciation	(35,790,625)
Net Book Value	88,957,752
Depreciation for the period	(6,569,978)
Costs, Delivery of newbuilding vessel	31,831,239
Costs, Sale of a vessel	(3,749,135)
Sale of a vessel	1,113,067
Net Book Value, Sale of a vessel	(2,636,068)
Costs, Vessel Acquisition	3,045,785
Costs	155,876,266
Accumulated Depreciation	(41,247,536)
Net Book Value	114,628,730
Net Book Value	88,957,752
Depreciation for the period	(6,569,978)	$ (8,605,776)
Costs, Delivery of newbuilding vessel	31,831,239
Net Book Value	$ 114,628,730